Fair value of financial instruments (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument
The following tables provide a comparison of the carrying and fair values for each classification of financial instruments. Embedded derivatives are presented on a combined basis with the host contracts. For measurement purposes, they are carried at fair value when conditions requiring separation are met.

	As at October 31, 2022
	Carrying value and fair value				Carrying value	Fair value

(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$84,468	$–	$–	$23,543	$23,543	$108,011	$108,011
Securities
Trading	138,507	9,698	–	–	–	–	148,205	148,205
Investment, net of applicable allowance	–	–	92,063	828	77,127	70,073	170,018	162,964
	138,507	9,698	92,063	828	77,127	70,073	318,223	311,169
Assets purchased under reverse repurchase agreements and securities borrowed	264,665	–	–	–	53,180	53,180	317,845	317,845
Loans, net of applicable allowance
Retail	73	375	218	–	546,767	521,428	547,433	522,094
Wholesale	6,914	3,222	563	–	261,833	253,816	272,532	264,515
	6,987	3,597	781	–	808,600	775,244	819,965	786,609
Other
Derivatives	154,439	–	–	–	–	–	154,439	154,439
Other assets (1)	3,377	–	–	–	73,084	73,084	76,461	76,461
Financial liabilities
Deposits
Personal	$298	$21,959			$382,675	$380,396	$404,932	$402,653
Business and government (2)	447	152,119			607,304	605,102	759,870	757,668
Bank (3)	–	7,196			36,816	36,758	44,012	43,954
	745	181,274			1,026,795	1,022,256	1,208,814	1,204,275
Other
Obligations related to securities sold short	35,511	–			–	–	35,511	35,511
Obligations related to assets sold under repurchase agreements and securities loaned	–	248,835			25,112	25,112	273,947	273,947
Derivatives	153,491	–			–	–	153,491	153,491
Other liabilities (4)	(360)	69			90,348	90,160	90,057	89,869
Subordinated debentures	–	–			10,025	9,668	10,025	9,668

	As at October 31, 2021
	Carrying value and fair value				Carrying value	Fair value

(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$56,896	$–	$–	$22,742	$22,742	$79,638	$79,638
Securities
Trading	125,801	13,439	–	–	–	–	139,240	139,240
Investment, net of applicable allowance	–	–	77,802	533	67,149	66,823	145,484	145,158
	125,801	13,439	77,802	533	67,149	66,823	284,724	284,398
Assets purchased under reverse repurchase agreements and securities borrowed	265,011	–	–	–	42,892	42,892	307,903	307,903
Loans, net of applicable allowance
Retail	–	241	327	–	500,621	502,277	501,189	502,845
Wholesale	8,428	2,769	813	–	204,376	204,683	216,386	216,693
	8,428	3,010	1,140	–	704,997	706,960	717,575	719,538
Other
Derivatives	95,541	–	–	–	–	–	95,541	95,541
Other assets (1)	4,109	–	–	–	58,483	58,483	62,592	62,592
Financial liabilities
Deposits
Personal	$321	$18,328			$343,839	$344,040	$362,488	$362,689
Business and government (2)	739	131,630			563,984	565,106	696,353	697,475
Bank (3)	–	17,251			24,739	24,743	41,990	41,994
	1,060	167,209			932,562	933,889	1,100,831	1,102,158
Other
Obligations related to securities sold short	37,841	–			–	–	37,841	37,841
Obligations related to assets sold under repurchase agreements and securities loaned	–	236,147			26,054	26,054	262,201	262,201
Derivatives	91,439	–			–	–	91,439	91,439
Other liabilities (4)	654	171			64,746	64,749	65,571	65,574
Subordinated debentures	–	–			9,593	9,601	9,593	9,601

(1)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes Acceptances and financial instruments recognized in Other liabilities.

Summary of Liabilities Designated as at Fair Value through Profit or Loss
Financial liabilities designated as fair value through profit or loss
For our financial liabilities designated as FVTPL, we take into account changes in our own credit spread and the expected duration of the instrument to measure the change in fair value attributable to changes in credit risk.

	As at or for the year ended October 31, 2022 (1)

	Contractual maturity amount	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value attributable to changes in credit risk included in OCI for positions still held
(Millions of Canadian dollars)				During the period	Cumulative (2)
Term deposits
Personal	$22,328	$21,959	$(369)	$(238)	$(166)
Business and government (3)	160,775	152,119	(8,656)	(2,135)	(1,718)
Bank (4)	7,208	7,196	(12)	–	–
	190,311	181,274	(9,037)	(2,373)	(1,884)
Obligations related to assets sold under repurchase agreements and securities loaned	248,963	248,835	(128)	1	1
Other liabilities	69	69	–	–	–
	$439,343	$430,178	$(9,165)	$(2,372)	$(1,883)

	As at or for the year ended October 31, 2021 (1)

	Contractual maturity amount	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value attributable to changes in credit risk included in OCI for positions still held
(Millions of Canadian dollars)				During the period	Cumulative (2)
Term deposits
Personal	$18,205	$18,328	$123	$(17)	$72
Business and government (3)	131,830	131,630	(200)	(75)	416
Bank (4)	17,253	17,251	(2)	–	–
	167,288	167,209	(79)	(92)	488
Obligations related to assets sold under repurchase agreements and securities loaned	236,164	236,147	(17)	(8)	–
Other liabilities	171	171	–	–	–
	$403,623	$403,527	$(96)	$(100)	$488

(1)	$97 million in changes in fair value attributable to changes in credit risk were recognized in income for the year ended October 31, 2022, and $97 million in cumulative changes in credit risk were included in income for positions still held life-to-date (October 31, 2021 – $nil and $nil respectively).
(2)	The cumulative change is measured from the initial designation of the liabilities as FVTPL. For the year ended October 31, 2022, $3 million of fair value gains previously included in OCI relate to financial liabilities derecognized during the year (October 31, 2021
– $25 million of fair value losses).
(3)	Business and government term deposits include amounts from regulated deposit-taking institutions other than regulated banks.
(4)	Bank term deposits refer to amounts from regulated banks and central banks.

Summary of Net Gains (Losses) From Financial Instruments Classified and Designated as at Fair Value Through Profit or Loss
Financial instruments classified as FVTPL, which includes mainly trading securities, derivatives, trading liabilities, and financial assets and liabilities designated as FVTPL are measured at fair value with realized and unrealized gains and losses recognized in
Non-interest
income.

	For the year ended

(Millions of Canadian dollars)	October 31 2022	October 31 2021
Net gains (losses) (1)
Classified as fair value through profit or loss (2)	$(7,382)	$3,447
Designated as fair value through profit or loss (3)	8,543	(1,407)
	$1,161	$2,040
By product line (1)
Interest rate and credit (4)	$1,251	$1,033
Equities	(843)	57
Foreign exchange and commodities	753	950
	$1,161	$2,040

(1)
Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Consolidated Statements of Income: Net losses from financial instruments designated as FVTPL of
$2,805

million (October 31, 2021 – losses of $14 million).
(2)	Excludes derivatives designated in a hedging relationship. Refer to Note 9 for net gains (losses) on these derivatives.
(3)	For the year ended October 31, 2022, $8,536

million of net fair value gains on financial liabilities designated as FVTPL, other than those attributable to changes in our own credit risk, were included in
Non-interest
income (October 31, 2021 – losses of $1,408 million).
(4)	Includes gains (losses) recognized on cross currency interest rate swaps.

Summary of Net Interest Income From Financial Instruments
Interest and dividend income arising from financial assets and financial liabilities and the associated costs of funding are reported in Net interest income.

	For the year ended
(Millions of Canadian dollars)	October 31 2022	October 31 2021
Interest and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$10,999	$4,551
Financial instruments measured at fair value through other comprehensive income	1,177	375
Financial instruments measured at amortized cost	28,595	23,219
	40,771	28,145
Interest expense (1)
Financial instruments measured at fair value through profit or loss	$8,336	$2,865
Financial instruments measured at amortized cost (3)	9,718	5,278
	18,054	8,143
Net interest income	$22,717	$20,002

(1)
Excludes
the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Consolidated Statements of Income: Interest income of $601 million (October 31, 2021 – $576 million), and Interest expense of $6 million (October 31, 2021 – $4 million).
(2)	Includes dividend income for the year ended October 31, 2022 of $2,954 million (October 31, 2021 – $2,436 million), which is presented in Interest and dividend income in the Consolidated Statements of Income.
(3)	Includes interest expense on lease liabilities for the year ended October 31, 2022 of $112 million (October 31, 2021 – $110 million).

Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy
Fair value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	October 31, 2022						October 31, 2021
	Fair value measurements using			Netting adjustments		Fair value	Fair value measurements using			Netting adjustments		Fair value
(Millions of Canadian dollars)	Level 1	Level 2	Level 3				Level 1	Level 2	Level 3
Financial assets
Interest-bearing deposits with banks	$–	$84,468	$–	$		$84,468	$–	$56,896	$–	$		$56,896
Securities
Trading
Debt issued or guaranteed by:
Canadian government (1)
Federal	15,024	3,779	–			18,803	8,977	2,380	–			11,357
Provincial and municipal	–	13,257	–			13,257	–	11,068	–			11,068
U.S. federal, state, municipal and agencies (1) , (2)	1,254	35,570	4			36,828	215	22,738	25			22,978
Other OECD government (3)	1,325	3,452	–			4,777	2,729	5,730	–			8,459
Mortgage-backed securities (1)	–	2	–			2	–	4	–			4
Asset-backed securities
Non-CDO securities (4)	–	1,308	2			1,310	–	891	2			893
Corporate debt and other debt	–	21,162	7			21,169	–	23,085	25			23,110
Equities	46,592	3,593	1,874			52,059	56,826	3,015	1,530			61,371
	64,195	82,123	1,887			148,205	68,747	68,911	1,582			139,240
Investment
Debt issued or guaranteed by:
Canadian government (1)
Federal	1,226	2,555	–			3,781	1,973	1,730	–			3,703
Provincial and municipal	–	2,124	–			2,124	–	3,132	–			3,132
U.S. federal, state, municipal and agencies (1) , (2)	440	43,918	–			44,358	12	34,815	–			34,827
Other OECD government	–	5,144	–			5,144	–	5,956	–			5,956
Mortgage-backed securities (1)	–	2,860	28			2,888	–	2,727	20			2,747
Asset-backed securities
CDO	–	7,524	–			7,524	–	7,074	–			7,074
Non-CDO securities	–	524	–			524	–	586	–			586
Corporate debt and other debt	–	25,569	151			25,720	–	19,625	152			19,777
Equities	36	395	397			828	46	153	334			533
	1,702	90,613	576			92,891	2,031	75,798	506			78,335
Assets purchased under reverse repurchase agreements and securities borrowed	–	264,665	–			264,665	–	265,011	–			265,011
Loans	–	9,673	1,692			11,365	–	11,501	1,077			12,578
Other
Derivatives
Interest rate contracts	–	39,804	263			40,067	–	33,857	320			34,177
Foreign exchange contracts	–	99,424	13			99,437	–	41,224	74			41,298
Credit derivatives	–	388	–			388	–	34	–			34
Other contracts	3,939	14,786	62			18,787	3,175	17,955	26			21,156
Valuation adjustments	–	(2,100)	45			(2,055)	–	(819)	9			(810)
Total gross derivatives	3,939	152,302	383			156,624	3,175	92,251	429			95,855
Netting adjustments					(2,185)	(2,185)					(314)	(314)
Total derivatives						154,439						95,541
Other assets	1,221	2,141	15			3,377	1,474	2,635	–			4,109
	$71,057	$685,985	$4,553		$(2,185)	$759,410	$75,427	$573,003	$3,594		$(314)	$651,710
Financial liabilities
Deposits
Personal	$–	$22,016	$241	$		$22,257	$–	$18,498	$151	$		$18,649
Business and government	–	152,566	–			152,566	–	132,369	–			132,369
Bank	–	7,196	–			7,196	–	17,251	–			17,251
Other
Obligations related to securities sold short	16,383	19,128	–			35,511	18,345	19,496	–			37,841
Obligations related to assets sold under repurchase agreements and securities loaned	–	248,835	–			248,835	–	236,147	–			236,147
Derivatives
Interest rate contracts	–	39,592	1,122			40,714	–	28,566	955			29,521
Foreign exchange contracts	–	94,310	145			94,455	–	40,484	27			40,511
Credit derivatives	–	125	–			125	–	120	–			120
Other contracts	3,847	16,663	847			21,357	3,699	17,456	419			21,574
Valuation adjustments	–	(967)	(8)			(975)	–	38	(11)			27
Total gross derivatives	3,847	149,723	2,106			155,676	3,699	86,664	1,390			91,753
Netting adjustments					(2,185)	(2,185)					(314)	(314)
Total derivatives						153,491						91,439
Other liabilities	341	(632)	–			(291)	258	560	7			825
	$20,571	$598,832	$2,347		$(2,185)	$619,565	$22,302	$510,985	$1,548		$(314)	$534,521

(1)	As at October 31, 2022, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of trading securities were $12,273 million and $nil (October 31, 2021 – $13,124 million and $nil), respectively, and in all fair value levels of Investment securities were $23,362 million and $2,755 million (October 31, 2021 – $13,542 million and $2,592 million), respectively.
(2)	United States (U.S.).
(3)	Organisation for Economic Co-operation and Development (OECD).
(4)	Collateralized debt obligations (CDO).

Summary of Quantitative Information about Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments)
The following table presents fair values of our significant Level 3 financial instruments,
v
aluation techniques used to determine their fair values, ranges and weighted averages of unobservable inputs.

As at October 31, 2022 (Millions of Canadian dollars, except for prices, percentages and ratios)
		Fair value				Range of input values (1), (2)

Products	Reporting line in the fair value hierarchy table	Assets	Liabilities	Valuation techniques	Significant unobservable inputs (3)	Low	High	Weighted average / Inputs distribution
Corporate debt and related derivatives				Price-based	Prices	$1.00	$111.90	$85.64
	Corporate debt and other debt	$7		Discounted cash flows	Credit spread	1.67%	10.73%	6.20%
	Loans	1,692			Credit enhancement	11.70%	15.60%	13.00%
	Derivative related liabilities		$130
Government debt and municipal bonds
	Corporate debt and other debt	151		Discounted cash flows	Yields	7.85%	10.72%	8.92%
Private equities, hedge fund investments and related equity derivatives				Market comparable	EV/EBITDA multiples	3.97X	14.31X	8.59X
	Equities	2,271		Price-based	P/E multiples	8.47X	24.04X	12.46X
	Derivative related liabilities		2	Discounted cash flows	EV/Rev multiples	0.35X	5.77X	3.88X
					Liquidity discounts (4)	10.00%	40.00%	17.35%
					Discount rate	10.80%	10.80%	10.80%
					NAV / prices (5)	n.a.	n.a.	n.a.
Interest rate derivatives and interest-rate-linked structured notes (6), (7)				Discounted cash flows	Interest rates	1.88%	4.49%	High
	Derivative related assets	270		Option pricing model	CPI swap rates	1.98%	2.59%	Even
	Derivative related liabilities		1,216		IR-IR correlations	19.00%	67.00%	Even
					FX-IR correlations	29.00%	56.00%	Even
					FX-FX correlations	68.00%	68.00%	Even
Equity derivatives and equity-linked structured notes (6), (7)				Discounted cash flows	Dividend yields	(0.63)%	8.28%	Lower
	Derivative related assets	62		Option pricing model	Equity (EQ)-EQ correlations	33.00%	94.90%	Middle
	Deposits		241		EQ-FX correlations	(83.15)%	38.44%	Middle
	Derivative related liabilities		655		EQ volatilities	7.00%	129.00%	Upper
Other (8)
	Asset-backed securities	2
	Derivative related assets	51
	Other assets	15
	Mortgage-backed securities	28
	U.S. state, municipal and agencies debt	4
	Derivative related liabilities		103
	Other liabilities		–
Total		$4,553	$2,347

As at October 31, 2021 (Millions of Canadian dollars, except for prices, percentages and ratios)
		Fair value				Range of input values (1), (2)
Products	Reporting line in the fair value hierarchy table	Assets	Liabilities	Valuation techniques	Significant unobservable inputs (3)	Low	High	Weighted average / Inputs distribution
Corporate debt and related derivatives				Price-based	Prices	$29.18	$127.09	$96.36
	Corporate debt and other debt	$27		Discounted cash flows	Credit spread	1.15%	6.92%	4.04%
	Loans	1,077			Credit enhancement	11.92%	15.90%	13.25%
	Derivative related liabilities		$9
Government debt and municipal bonds
	Corporate debt and other debt	150		Discounted cash flows	Yields	3.91%	8.17%	5.91%
Private equities, hedge fund investments and related equity derivatives				Market comparable	EV/EBITDA multiples	8.82X	26.00X	9.16X
	Equities	1,864		Price-based	P/E multiples	9.40X	38.00X	10.96X
	Derivative related liabilities		2	Discounted cash flows	EV/Rev multiples	1.14X	20.80X	5.40X
					Liquidity discounts (4)	10.00%	40.00%	16.40%
					Discount rate	10.65%	10.65%	10.65%
					NAV / prices (5)	n.a.	n.a.	n.a.
Interest rate derivatives and interest-rate-linked structured notes (6), (7)				Discounted cash flows	Interest rates	0.13%	2.46%	High
	Derivative related assets	367		Option pricing model	CPI swap rates	1.76%	2.42%	Even
	Derivative related liabilities		974		IR-IR correlations	19.00%	67.00%	Even
					FX-IR correlations	29.00%	56.00%	Even
					FX-FX correlations	68.00%	68.00%	Even
Equity derivatives and equity-linked structured notes (6), (7)				Discounted cash flows	Dividend yields	0.00%	6.37%	Lower
	Derivative related assets	25		Option pricing model	Equity (EQ)-EQ correlations	32.00%	95.00%	Middle
	Deposits		151		EQ-FX correlations	(60.60)%	27.30%	Middle
	Derivative related liabilities		381		EQ volatilities	8.00%	128.00%	Upper
Other (8)
	Asset-backed securities	2
	Derivative related assets	37
	Other assets	–
	Mortgage-backed securities	20
	U.S. state, municipal and agencies debt	25
	Derivative related liabilities		24
	Other liabilities		7
Total		$3,594	$1,548

(1)	The low and high input values represent the actual highest and lowest level inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the different underlying instruments within the product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date. Where provided, the weighted average of the input values is calculated based on the relative fair values of the instruments within the product category. The weighted averages for derivatives are not presented in the table as they would not provide a comparable metric; instead, distribution of significant unobservable inputs within the range for each product category is indicated in the table.
(2)	Price-based inputs are significant for certain debt securities and are based on external benchmarks, comparable proxy instruments or pre-quarter-end
trade data. For these instruments, the price input is expressed in dollars for each $100 par value. For example, with an input price of $105, an instrument is valued at a premium over its par value.
(3)	The significant unobservable inputs include the following: (i) Enterprise Value (EV); (ii) Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA); (iii) Price / Earnings (P/E); (iv) Revenue (Rev); (v) Consumer Price Index (CPI); (vi) Interest Rate (IR); (vii) Foreign Exchange (FX); and (viii) Equity (EQ).
(4)	Fair value of securities with liquidity discount inputs totalled $373 million (October 31, 2021 – $385 million).
(5)	NAV of a hedge fund is total fair value of assets less liabilities divided by the number of fund units. Private equities are valued based on NAV or valuation techniques. The range for NAV per unit or price per share has not been disclosed for the hedge funds or private equities due to the dispersion of prices given the diverse nature of the investments.
(6)	The level of aggregation and diversity within each derivative instrument category may result in certain ranges of inputs being wide and inputs being unevenly distributed across the range. In the table, we indicated whether the majority of the inputs are concentrated toward the upper, middle, or lower end of the range, or evenly distributed throughout the range.
(7)	The structured notes contain embedded equity or interest rate derivatives with unobservable inputs that are similar to those of the equity or interest rate derivatives.
(8)	Other primarily includes certain insignificant instruments such as auction rate securities, commodity derivatives, foreign exchange derivatives, contingent considerations, bank-owned life insurance and retractable shares.
n.a.	not applicable

Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3
Changes in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

	For the year ended October 31, 2022

(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$25	$–	$2	$–	$(23)	$–	$–	$4	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	25	(3)	–	–	(6)	9	(18)	7	–
Equities	1,530	14	100	314	(82)	1	(3)	1,874	43
	1,582	11	102	314	(111)	10	(21)	1,887	43
Investment
Mortgage-backed securities	20	–	8	–	–	–	–	28	n.a.
Corporate debt and other debt	152	–	2	–	–	–	(3)	151	n.a.
Equities	334	–	51	11	(1)	37	(35)	397	n.a.
	506	–	61	11	(1)	37	(38)	576	n.a.
Loans	1,077	(25)	(37)	407	(466)	802	(66)	1,692	(78)
Other
Net derivative balances (3)
Interest rate contracts	(635)	(187)	(5)	17	64	(13)	(100)	(859)	(16)
Foreign exchange contracts	47	(103)	(2)	(22)	3	5	(60)	(132)	(90)
Other contracts	(393)	165	(34)	(245)	70	(406)	58	(785)	271
Valuation adjustments	20	–	–	25	(11)	19	–	53	–
Other assets	–	–	1	15	(1)	–	–	15	–
	$2,204	$(139)	$86	$522	$(453)	$454	$(227)	$2,447	$130
Liabilities
Deposits	$(151)	$2	$(3)	$(120)	$26	$(143)	$148	$(241)	$19
Other
Other liabilities	(7)	(1)	–	–	8	–	–	–	–
	$(158)	$1	$(3)	$(120)	$34	$(143)	$148	$(241)	$19

	For the year ended October 31, 2021

(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$44	$–	$(2)	$–	$(17)	$–	$–	$25	$1
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	30	(2)	–	12	(5)	14	(24)	25	(1)
Equities	1,261	96	(60)	338	(125)	26	(6)	1,530	164
	1,337	94	(62)	350	(147)	40	(30)	1,582	164
Investment
Mortgage-backed securities	27	–	(7)	–	–	–	–	20	n.a.
Corporate debt and other debt	160	–	(12)	–	4	–	–	152	n.a.
Equities	335	–	34	5	(2)	–	(38)	334	n.a.
	522	–	15	5	2	–	(38)	506	n.a.
Loans	1,070	(5)	(19)	264	(8)	73	(298)	1,077	30
Other
Net derivative balances (3)
Interest rate contracts	(588)	84	(1)	5	(109)	(4)	(22)	(635)	84
Foreign exchange contracts	22	14	–	38	(25)	7	(9)	47	1
Other contracts	(301)	(20)	11	(142)	102	(276)	233	(393)	(10)
Valuation adjustments	40	–	–	6	(26)	–	–	20	–
Other assets	53	(39)	(2)	–	(12)	–	–	–	–
	$2,155	$128	$(58)	$526	$(223)	$(160)	$(164)	$2,204	$269
Liabilities
Deposits	$(139)	$(66)	$5	$(191)	$51	$(154)	$343	$(151)	$6
Other
Other liabilities	(38)	22	1	–	8	–	–	(7)	23
	$(177)	$(44)	$6	$(191)	$59	$(154)	$343	$(158)	$29

(1)
These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in OCI were
$50 million for the year ended October 31, 2022 (October 31, 2021 – gains of $46 million) excluding the translation gains or losses arising on consolidation.
(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at October 31, 2022 included derivative assets of $383 million (October 31, 2021 – $429 million) and derivative liabilities of $2,106 million (October 31, 2021 – $1,390 million).
n.a.	not applicable

Summary of Positive and Negative Fair Value Movement of Level 3 Financial Instruments from Using Reasonably Possible Alternative Assumptions

The following table summarizes the impacts to fair values of Level 3 financial instruments using reasonably possible alternative assumptions. This sensitivity disclosure is intended to illustrate the potential impact of the relative uncertainty in the fair value of Level 3 financial instruments. In reporting the sensitivities below, we offset balances in instances where: (i) the move in valuation factors cause an offsetting positive and negative fair value movement, (ii) both offsetting instruments are in Level 3, and (iii) exposures are managed and reported on a net basis. With respect to overall sensitivity, it is unlikely in practice that all reasonably possible alternative assumptions would simultaneously be realized.

	As at
	October 31, 2022			October 31, 2021

(Millions of Canadian dollars)	Level 3 fair value	Positive fair value movement from using reasonably possible alternatives	Negative fair value movement from using reasonably possible alternatives	Level 3 fair value	Positive fair value movement from using reasonably possible alternatives	Negative fair value movement from using reasonably possible alternatives
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$4	$–	$–	$25	$–	$(1)
Asset-backed securities	2	–	–	2	–	–
Corporate debt and other debt	7	–	–	25	1	(1)
Equities	1,874	27	(23)	1,530	19	(16)
Investment
Mortgage-backed securities	28	4	(4)	20	4	(4)
Corporate debt and other debt	151	12	(10)	152	14	(13)
Equities	397	38	(39)	334	33	(34)
Loans	1,692	60	(62)	1,077	23	(24)
Derivatives	383	5	(3)	429	7	(5)
Other assets	15	–	–	–	–	–
	$4,553	$146	$(141)	$3,594	$101	$(98)
Deposits	$(241)	$9	$(9)	$(151)	$–	$–
Derivatives	(2,106)	55	(57)	(1,390)	30	(77)
Other
Other liabilities	–	–	–	(7)	–	–
	$(2,347)	$64	$(66)	$(1,548)	$30	$(77)

Summary of Fair Value for Financial Instruments Carried at Amortized Cost and Classified Using the Fair Value Hierarchy
Fair value for financial instruments that are carried at amortized cost and classified using the fair value hierarchy

	As at October 31, 2022
	Fair value approximates carrying value (1)	Fair value may not approximate carrying value
		Fair value measurements using				Total fair value
(Millions of Canadian dollars)		Level 1	Level 2	Level 3	Total
Interest-bearing deposits with banks	$23,543	$–	$–	$–	$–	$23,543
Amortized cost securities (2)	–	–	70,073	–	70,073	70,073
Assets purchased under reverse repurchase agreements and securities borrowed	42,224	–	10,956	–	10,956	53,180
Loans
Retail	70,162	–	446,809	4,457	451,266	521,428
Wholesale	17,943	–	230,880	4,993	235,873	253,816
	88,105	–	677,689	9,450	687,139	775,244
Other assets	72,198	–	716	170	886	73,084
	226,070	–	759,434	9,620	769,054	995,124
Deposits
Personal	271,414	–	108,549	433	108,982	380,396
Business and government	406,045	–	198,265	792	199,057	605,102
Bank	22,638	–	14,120	–	14,120	36,758
	700,097	–	320,934	1,225	322,159	1,022,256
Obligations related to assets sold under repurchase agreements and securities loaned	25,112	–	–	–	–	25,112
Other liabilities	77,801	–	1,554	10,805	12,359	90,160
Subordinated debentures	–	–	9,608	60	9,668	9,668
	$803,010	$–	$332,096	$12,090	$344,186	$1,147,196

	As at October 31, 2021
	Fair value approximates carrying value (1)	Fair value may not approximate carrying value
		Fair value measurements using				Total fair value
(Millions of Canadian dollars)		Level 1	Level 2	Level 3	Total
Interest-bearing deposits with banks	$22,742	$–	$–	$–	$–	$22,742
Amortized cost securities (2)	–	1,025	65,798	–	66,823	66,823
Assets purchased under reverse repurchase agreements and securities borrowed	31,368	–	11,524	–	11,524	42,892
Loans
Retail	68,377	–	429,672	4,228	433,900	502,277
Wholesale	16,228	–	184,055	4,400	188,455	204,683
	84,605	–	613,727	8,628	622,355	706,960
Other assets	57,859	–	489	135	624	58,483
	196,574	1,025	691,538	8,763	701,326	897,900
Deposits
Personal	272,675	–	70,908	457	71,365	344,040
Business and government	418,185	–	146,334	587	146,921	565,106
Bank	16,943	–	7,792	8	7,800	24,743
	707,803	–	225,034	1,052	226,086	933,889
Obligations related to assets sold under repurchase agreements and securities loaned	26,054	–	–	–	–	26,054
Other liabilities	55,495	–	1,256	7,998	9,254	64,749
Subordinated debentures	–	–	9,545	56	9,601	9,601
	$789,352	$–	$235,835	$9,106	$244,941	$1,034,293

(1)	Certain financial instruments have not been assigned to a level as the carrying amount approximates their fair values.
(2)	Included in Securities – Investment, net of applicable allowance on the Consolidated Balance Sheets.